Lease - Schedule of changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Right-of-use assets
Right-of-use assets at beginning of period	$ 4,273	$ 4,308
Acquisitions	1,317
Depreciation	(490)	(283)
Translation differences	(106)	21
Right-of-use assets at end of period	4,994	4,046
Lease liabilities
Lease liabilities at beginning of period	4,753	4,673
Acquisitions	1,452
Interest expense relating to lease liabilities	83	61
Payments of lease liabilities	(513)	(269)
Translation differences	(158)	21
Lease liabilities at end of period	$ 5,617	$ 4,486